UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

97458-1014                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
August 31, 2014 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 U.S. EQUITY SECURITIES (41.9%)

                 COMMON STOCKS (29.5%)

                 CONSUMER DISCRETIONARY (3.9%)
                 -----------------------------
                 ADVERTISING (0.3%)
      6,400      Omnicom Group, Inc.                                                                    $      461
                                                                                                        ----------
                 AUTO PARTS & EQUIPMENT (1.4%)
      4,400      Magna International, Inc.                                                                     499
     20,010      TRW Automotive Holdings Corp.*                                                              1,927
                                                                                                        ----------
                                                                                                             2,426
                                                                                                        ----------
                 AUTOMOBILE MANUFACTURERS (0.2%)
     19,000      Ford Motor Co.                                                                                331
                                                                                                        ----------
                 CABLE & SATELLITE (0.4%)
     13,750      Comcast Corp. "A"                                                                             753
                                                                                                        ----------
                 CASINOS & GAMING (0.2%)
     10,600      MGM Resorts International*                                                                    259
                                                                                                        ----------
                 DEPARTMENT STORES (0.3%)
      7,400      Kohl's Corp.                                                                                  435
                                                                                                        ----------
                 GENERAL MERCHANDISE STORES (0.2%)
      3,900      Dollar General Corp.*                                                                         250
                                                                                                        ----------
                 HOME IMPROVEMENT RETAIL (0.1%)
      1,400      Home Depot, Inc.                                                                              131
                                                                                                        ----------
                 HOTELS, RESORTS & CRUISE LINES (0.2%)
     10,600      Carnival Corp.                                                                                401
                                                                                                        ----------
                 SPECIALIZED CONSUMER SERVICES (0.3%)
     16,300      H&R Block, Inc.                                                                               547
                                                                                                        ----------
                 SPECIALTY STORES (0.3%)
      4,950      Signet Jewelers Ltd.                                                                          583
                                                                                                        ----------
                 Total Consumer Discretionary                                                                6,577
                                                                                                        ----------
                 CONSUMER STAPLES (1.4%)
                 -----------------------
                 DRUG RETAIL (1.1%)
     11,950      CVS Caremark Corp.                                                                            949
     14,300      Walgreen Co.                                                                                  866
                                                                                                        ----------
                                                                                                             1,815
                                                                                                        ----------
                 HOUSEHOLD PRODUCTS (0.2%)
      3,800      Procter & Gamble Co.                                                                          316
                                                                                                        ----------
                 HYPERMARKETS & SUPER CENTERS (0.1%)
      3,790      Wal-Mart Stores, Inc.                                                                         286
                                                                                                        ----------
                 Total Consumer Staples                                                                      2,417
                                                                                                        ----------

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 ENERGY (3.3%)
                 -------------
                 INTEGRATED OIL & GAS (1.1%)
      1,950      Chevron Corp.                                                                          $      253
     15,120      Occidental Petroleum Corp.                                                                  1,568
                                                                                                        ----------
                                                                                                             1,821
                                                                                                        ----------
                 OIL & GAS DRILLING (0.2%)
      8,450      Transocean Ltd.                                                                               326
                                                                                                        ----------
                 OIL & GAS EQUIPMENT & SERVICES (1.3%)
     18,140      Halliburton Co.                                                                             1,226
      9,500      Schlumberger Ltd.                                                                           1,042
                                                                                                        ----------
                                                                                                             2,268
                                                                                                        ----------
                 OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      3,900      Anadarko Petroleum Corp.                                                                      440
     17,300      Marathon Oil Corp.                                                                            721
                                                                                                        ----------
                                                                                                             1,161
                                                                                                        ----------
                 Total Energy                                                                                5,576
                                                                                                        ----------
                 FINANCIALS (4.4%)
                 -----------------
                 CONSUMER FINANCE (0.5%)
     10,820      Capital One Financial Corp.                                                                   888
                                                                                                        ----------
                 DIVERSIFIED BANKS (1.7%)
     15,710      Citigroup, Inc.                                                                               811
     21,610      JPMorgan Chase & Co.                                                                        1,285
     14,730      Wells Fargo & Co.                                                                             758
                                                                                                        ----------
                                                                                                             2,854
                                                                                                        ----------
                 INVESTMENT BANKING & BROKERAGE (0.2%)
      8,700      Morgan Stanley                                                                                298
                                                                                                        ----------
                 LIFE & HEALTH INSURANCE (0.4%)
     12,470      MetLife, Inc.                                                                                 683
                                                                                                        ----------
                 MULTI-LINE INSURANCE (0.2%)
      4,900      American International Group, Inc.                                                            275
                                                                                                        ----------
                 REGIONAL BANKS (0.7%)
     12,600      BB&T Corp.                                                                                    470
      5,000      CIT Group, Inc.                                                                               240
      5,400      PNC Financial Services Group, Inc.                                                            458
                                                                                                        ----------
                                                                                                             1,168
                                                                                                        ----------
                 SPECIALIZED FINANCE (0.7%)
      5,000      CME Group, Inc.                                                                               382
      4,020      IntercontinentalExchange Group, Inc.                                                          760
                                                                                                        ----------
                                                                                                             1,142
                                                                                                        ----------
                 Total Financials                                                                            7,308
                                                                                                        ----------
                 HEALTH CARE (4.7%)
                 ------------------
                 BIOTECHNOLOGY (1.4%)
     22,350      Gilead Sciences, Inc.*                                                                      2,404
                                                                                                        ----------
                 HEALTH CARE DISTRIBUTORS (0.7%)
     14,910      Cardinal Health, Inc.                                                                       1,099
                                                                                                        ----------
                 HEALTH CARE EQUIPMENT (0.4%)
     10,500      Medtronic, Inc.                                                                               671
                                                                                                        ----------
                 PHARMACEUTICALS (2.2%)
     28,800      AbbVie, Inc.                                                                                1,592

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
     10,390      Johnson & Johnson                                                                      $    1,078
      3,700      Merck & Co., Inc.                                                                             222
     30,070      Pfizer, Inc.                                                                                  884
                                                                                                        ----------
                                                                                                             3,776
                                                                                                        ----------
                 Total Health Care                                                                           7,950
                                                                                                        ----------
                 INDUSTRIALS (4.0%)
                 ------------------
                 AEROSPACE & DEFENSE (0.7%)
      3,700      Raytheon Co.                                                                                  356
     16,200      Spirit AeroSystems Holdings, Inc. "A"*                                                        621
      2,110      United Technologies Corp.                                                                     228
                                                                                                        ----------
                                                                                                             1,205
                                                                                                        ----------
                 AIR FREIGHT & LOGISTICS (0.2%)
      2,990      United Parcel Service, Inc. "B"                                                               291
                                                                                                        ----------
                 AIRLINES (0.4%)
     15,200      United Continental Holdings, Inc.*                                                            724
                                                                                                        ----------
                 ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
     20,050      Eaton Corp. plc                                                                             1,400
                                                                                                        ----------
                 ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     14,000      Republic Services, Inc.                                                                       550
                                                                                                        ----------
                 INDUSTRIAL CONGLOMERATES (1.1%)
     68,480      General Electric Co.                                                                        1,779
                                                                                                        ----------
                 INDUSTRIAL MACHINERY (0.5%)
      6,750      Parker Hannifin Corp.                                                                         780
                                                                                                        ----------
                 Total Industrials                                                                           6,729
                                                                                                        ----------
                 INFORMATION TECHNOLOGY (6.8%)
                 -----------------------------
                 APPLICATION SOFTWARE (0.2%)
      4,200      Citrix Systems, Inc.*                                                                         295
                                                                                                        ----------
                 COMMUNICATIONS EQUIPMENT (0.8%)
     39,000      Cisco Systems, Inc.                                                                           975
     14,500      Juniper Networks, Inc.                                                                        336
                                                                                                        ----------
                                                                                                             1,311
                                                                                                        ----------
                 DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
      2,650      Visa, Inc. "A"                                                                                563
                                                                                                        ----------
                 INTERNET SOFTWARE & SERVICES (0.8%)
      3,700      Facebook, Inc. "A"*                                                                           277
      1,235      Google, Inc. "A"*                                                                             719
        635      Google, Inc. "C"*                                                                             363
                                                                                                        ----------
                                                                                                             1,359
                                                                                                        ----------
                 SEMICONDUCTOR EQUIPMENT (0.3%)
     21,500      Applied Materials, Inc.                                                                       497
                                                                                                        ----------
                 SEMICONDUCTORS (1.2%)
      8,700      Altera Corp.                                                                                  307
     11,200      Broadcom Corp. "A"                                                                            441
     28,790      Intel Corp.                                                                                 1,005
      6,200      Texas Instruments, Inc.                                                                       299
                                                                                                        ----------
                                                                                                             2,052
                                                                                                        ----------
                 SYSTEMS SOFTWARE (1.0%)
     35,200      Microsoft Corp.                                                                             1,599
                                                                                                        ----------
                 TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.2%)
     11,015      Apple, Inc.                                                                                 1,129

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
     45,300      Hewlett-Packard Co.                                                                    $    1,722
      2,300      SanDisk Corp.                                                                                 225
      9,400      Seagate Technology plc                                                                        588
                                                                                                        ----------
                                                                                                             3,664
                                                                                                        ----------
                 Total Information Technology                                                               11,340
                                                                                                        ----------
                 MATERIALS (0.4%)
                 ----------------
                 COMMODITY CHEMICALS (0.2%)
      3,300      LyondellBasell Industries N.V. "A"                                                            377
                                                                                                        ----------
                 PAPER PRODUCTS (0.2%)
      5,300      International Paper Co.                                                                       257
                                                                                                        ----------
                 Total Materials                                                                               634
                                                                                                        ----------
                 TELECOMMUNICATION SERVICES (0.6%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
     21,261      Verizon Communications, Inc.                                                                1,059
                                                                                                        ----------
                 Total Common Stocks (cost: $40,361)                                                        49,590
                                                                                                        ----------
                 PREFERRED STOCKS (1.2%)

                 CONSUMER STAPLES (0.3%)
                 -----------------------
                 AGRICULTURAL PRODUCTS (0.3%)
      8,000      CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                  235
      2,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                    213
                                                                                                        ----------
                                                                                                               448
                                                                                                        ----------
                 Total Consumer Staples                                                                        448
                                                                                                        ----------
                 ENERGY (0.2%)
                 -------------
                 OIL & GAS STORAGE & TRANSPORTATION (0.2%)
        150      Kinder Morgan G.P., Inc., 4.16%, cumulative redeemable(a)                                     141
     10,645      NuStar Logistics, LP, 7.63%                                                                   288
                                                                                                        ----------
                                                                                                               429
                                                                                                        ----------
                 Total Energy                                                                                  429
                                                                                                        ----------
                 FINANCIALS (0.6%)
                 -----------------
                 LIFE & HEALTH INSURANCE (0.2%)
     12,000      Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                    301
                                                                                                        ----------
                 REGIONAL BANKS (0.2%)
      6,000      Citizens Funding Trust I, 7.50%                                                               153
        235      M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                       238
                                                                                                        ----------
                                                                                                               391
                                                                                                        ----------
                 REITs - MORTGAGE (0.1%)
      8,000      Arbor Realty Trust, Inc., 7.38%                                                               198
                                                                                                        ----------
                 REITs - OFFICE (0.1%)
      4,000      CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                          102
                                                                                                        ----------
                 Total Financials                                                                              992
                                                                                                        ----------
                 TELECOMMUNICATION SERVICES (0.1%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      8,000      Qwest Corp., 7.50%                                                                            214
                                                                                                        ----------
                 Total Preferred Stocks (cost: $2,011)                                                       2,083
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 EXCHANGE-TRADED FUNDS (11.2%)

     67,000      iShares Core S&P Mid-Cap ETF                                                           $    9,627
     52,300      iShares Core S&P Small-Cap ETF                                                              5,772
     16,034      iShares Russell 2000 ETF                                                                    1,869
      7,590      SPDR S&P 500 ETF Trust                                                                      1,523
                                                                                                        ----------
                 Total Exchange-Traded Funds (cost: $16,273)                                                18,791
                                                                                                        ----------
                 Total U.S. Equity Securities(cost: $58,645)                                                70,464
                                                                                                        ----------
                 INTERNATIONAL EQUITY SECURITIES (36.4%)

                 COMMON STOCKS (2.5%)

                 ENERGY (0.1%)
                 -------------
                 INTEGRATED OIL & GAS (0.1%)
      3,200      Royal Dutch Shell plc ADR                                                                     259
                                                                                                        ----------
                 FINANCIALS (0.2%)
                 -----------------
                 DIVERSIFIED BANKS (0.2%)
      6,800      HSBC Holdings plc ADR                                                                         368
                                                                                                        ----------
                 HEALTH CARE (0.2%)
                 ------------------
                 PHARMACEUTICALS (0.2%)
      4,600      Novartis AG ADR                                                                               413
                                                                                                        ----------
                 INDUSTRIALS (0.5%)
                 ------------------
                 RAILROADS (0.5%)
      4,200      Canadian Pacific Railway Ltd.                                                                 843
                                                                                                        ----------
                 INFORMATION TECHNOLOGY (0.9%)
                 -----------------------------
                 SEMICONDUCTORS (0.9%)
     20,972      NXP Semiconductors N.V.*                                                                    1,437
                                                                                                        ----------
                 MATERIALS (0.3%)
                 ----------------
                 DIVERSIFIED METALS & MINING (0.3%)
      9,400      Rio Tinto plc ADR                                                                             505
                                                                                                        ----------
                 TELECOMMUNICATION SERVICES (0.3%)
                 ---------------------------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     12,763      Vodafone Group plc ADR                                                                        438
                                                                                                        ----------
                 Total Common Stocks (cost: $3,202)                                                          4,263
                                                                                                        ----------
                 EXCHANGE-TRADED FUNDS (33.9%)

     14,112      EGShares Emerging Markets Consumer ETF                                                        401
    324,000      iShares Core MSCI EAFE ETF                                                                 19,676
    222,200      iShares Core MSCI Emerging Markets ETF                                                     11,990
    211,193      iShares MSCI EAFE ETF                                                                      14,089
    291,661      iShares MSCI Germany ETF                                                                    8,435
      6,340      iShares MSCI Philippines ETF                                                                  242
     10,436      iShares MSCI Turkey ETF                                                                       579
      5,690      SPDR S&P Emerging Markets SmallCap ETF                                                        291
      8,244      WisdomTree Emerging Markets Equity Income Fund                                                435
      8,945      WisdomTree Emerging Markets SmallCap Dividend Fund                                            446

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
     17,007      WisdomTree India Earnings Fund                                                         $      387
                                                                                                        ----------
                 Total Exchange-Traded Funds (cost: $53,121)                                                56,971
                                                                                                        ----------
                 Total International Equity Securities(cost: $56,323)                                       61,234
                                                                                                        ----------
                 PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.0%)

                 EXCHANGE-TRADED FUNDS (2.0%)

     91,741      Market Vectors Gold Miners ETF                                                              2,449
      7,300      SPDR Gold Shares*                                                                             904
                                                                                                        ----------
                 Total Exchange-Traded Funds(cost: $4,492)                                                   3,353
                                                                                                        ----------
                 Total Precious Metals and Commodity-Related Securities(cost: $4,492)                        3,353
                                                                                                        ----------

PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                 RATE               MATURITY
------------------------------------------------------------------------------------------------------------------
                 BONDS (14.3%)

                 CORPORATE OBLIGATIONS (6.6%)

                 CONSUMER DISCRETIONARY (0.2%)
                 -----------------------------
                 SPECIALTY STORES (0.2%)
$       200      Guitar Center, Inc. (a)                             6.50%              4/15/2019              191
        150      Toys R Us Property Co. II, LLC                      8.50              12/01/2017              154
                                                                                                        ----------
                                                                                                               345
                                                                                                        ----------
                 Total Consumer Discretionary                                                                  345
                                                                                                        ----------
                 ENERGY (1.2%)
                 -------------
                 OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        100      Alta Mesa Holdings, LP                              9.63              10/15/2018              105
        100      American Energy - Permian Basin, LLC (a)            7.38              11/01/2021               98
        100      Fieldwood Energy, LLC (b)                           8.38               9/30/2020              103
        200      Quicksilver Resources, Inc. (b)                     7.00               6/21/2019              192
         50      Rex Energy Corp.                                    8.88              12/01/2020               55
        100      Sabine Oil & Gas, LLC (b)                           8.75              12/31/2018              101
         50      Samson Investment Co. (b)                           5.00               9/25/2018               50
                                                                                                        ----------
                                                                                                               704
                                                                                                        ----------
                 OIL & GAS STORAGE & TRANSPORTATION (0.8%)
        350      DCP Midstream, LLC (a)                              5.85               5/21/2043              341
        200      Enbridge Energy Partners, LP                        8.05              10/01/2077              226
        300      Energy Transfer Partners, LP                        3.26 (c)          11/01/2066              283
        200      Enterprise Products Operating, LLC                  7.00               6/01/2067              211
        100      Martin Midstream Partners, LP                       7.25               2/15/2021              104
        190      Southern Union Co.                                  3.26 (c)          11/01/2066              160
                                                                                                        ----------
                                                                                                             1,325
                                                                                                        ----------
                 Total Energy                                                                                2,029
                                                                                                        ----------
                 FINANCIALS (3.4%)
                 -----------------
                 ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
        200      Prospect Capital Corp.                              5.00               7/15/2019              209
        300      State Street Capital Trust IV                       1.23 (c)           6/01/2077              261
        200      Walter Investment Management Corp. (a)              7.88              12/15/2021              204
                                                                                                        ----------
                                                                                                               674
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)            SECURITY                                             RATE               MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 LIFE & HEALTH INSURANCE (0.7%)
$       300      Lincoln National Corp.                              7.00%              5/17/2066       $      310
        200      MetLife, Inc.                                       6.40              12/15/2036              226
        200      Prudential Financial, Inc.                          5.63               6/15/2043              216
        350      StanCorp Financial Group, Inc.                      6.90               6/01/2067              366
                                                                                                        ----------
                                                                                                             1,118
                                                                                                        ----------
                 MULTI-LINE INSURANCE (0.7%)
        325      Genworth Holdings, Inc.                             6.15              11/15/2066              287
        500      Glen Meadow Pass-Through Trust (a)                  6.51               2/12/2067              500
        300      Nationwide Mutual Insurance Co. (a)                 5.81 (c)          12/15/2024              304
                                                                                                        ----------
                                                                                                             1,091
                                                                                                        ----------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
        250      GE Capital Trust I                                  6.38              11/15/2067              278
         50      General Electric Capital Corp.                      6.38              11/15/2067               56
        200      JPMorgan Chase Capital XXI                          1.19 (c)           2/02/2037              175
                                                                                                        ----------
                                                                                                               509
                                                                                                        ----------
                 PROPERTY & CASUALTY INSURANCE (0.8%)
        200      Allstate Corp.                                      5.75               8/15/2053              214
        200      AmTrust Financial Services, Inc.                    6.13               8/15/2023              211
        200      HSB Group, Inc. (d)                                 1.14 (c)           7/15/2027              154
        250      Ironshore Holdings, Inc. (a)                        8.50               5/15/2020              297
        395      Oil Insurance Ltd. (a)                              3.22 (c)                   -(e)           367
        100      Progressive Corp.                                   6.70               6/15/2037              111
                                                                                                        ----------
                                                                                                             1,354
                                                                                                        ----------
                 REAL ESTATE DEVELOPMENT (0.1%)
        200      Forestar USA Real Estate Group, Inc. (a)            8.50               6/01/2022              210
                                                                                                        ----------
                 REGIONAL BANKS (0.3%)
        175      Cullen/Frost Capital Trust II                       1.78 (c)           3/01/2034              154
         50      First Maryland Capital Trust I                      1.23 (c)           1/15/2027               46
        100      Fulton Capital Trust I                              6.29               2/01/2036               96
         50      Regions Financial Corp.                             7.75              11/10/2014               51
        200      Suntrust Capital I                                  0.90 (c)           5/15/2027              174
                                                                                                        ----------
                                                                                                               521
                                                                                                        ----------
                 REINSURANCE (0.0%)
         50      Platinum Underwriters Finance, Inc.                 7.50               6/01/2017               57
                                                                                                        ----------
                 THRIFTS & MORTGAGE FINANCE (0.1%)
        100      Ocwen Financial Corp. (a)                           6.63               5/15/2019               97
                                                                                                        ----------
                 Total Financials                                                                            5,631
                                                                                                        ----------
                 INDUSTRIALS (0.4%)
                 ------------------
                 AEROSPACE & DEFENSE (0.1%)
        250      Textron Financial Corp. (a)                         6.00               2/15/2067              230
                                                                                                        ----------
                 AIRLINES (0.0%)
         63      Continental Airlines, Inc. "B" Pass-Through
                     Trust                                           6.25               4/11/2020               67
                                                                                                        ----------
                 MARINE (0.1%)
        100      Navios Maritime Holdings, Inc. (a)                  7.38               1/15/2022              104
                                                                                                        ----------
                 RAILROADS (0.1%)
        150      Florida East Coast Holdings Corp. (a)               6.75               5/01/2019              159
                                                                                                        ----------
                 TRADING COMPANIES & DISTRIBUTORS (0.0%)
         75      ILFC E-Capital Trust I (a)                          5.02 (c)          12/21/2065               73
                                                                                                        ----------
                 TRUCKING (0.1%)
        100      YRC Worldwide, Inc. (b)                             8.00               2/13/2019              101
                                                                                                        ----------
                 Total Industrials                                                                             734
                                                                                                        ----------

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)            SECURITY                                             RATE               MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 TELECOMMUNICATION SERVICES (0.1%)
                 ---------------------------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.1%)
$       200      NII International Telecom SCA (a),(f)               7.88%              8/15/2019       $      133
        100      Sprint Corp. (a)                                    7.13               6/15/2024              102
                                                                                                        ----------
                                                                                                               235
                                                                                                        ----------
                 Total Telecommunication Services                                                              235
                                                                                                        ----------
                 UTILITIES (1.3%)
                 ----------------
                 ELECTRIC UTILITIES (0.6%)
        200      NextEra Energy Capital Holdings, Inc.               6.35              10/01/2066              200
        174      NextEra Energy Capital Holdings, Inc.               6.65               6/15/2067              178
         50      NextEra Energy Capital Holdings, Inc.               7.30               9/01/2067               56
        300      PPL Capital Funding, Inc.                           6.70               3/30/2067              306
        251      Texas Competitive Electric Holdings Co., LLC (b)    4.65              10/10/2017              195
                                                                                                        ----------
                                                                                                               935
                                                                                                        ----------
                 MULTI-UTILITIES (0.7%)
         50      Dominion Resources, Inc.                            7.50               6/30/2066               54
        150      Dominion Resources, Inc.                            2.53 (c)           9/30/2066              140
        300      Integrys Energy Group, Inc.                         6.11              12/01/2066              308
        200      Puget Sound Energy, Inc.                            6.97               6/01/2067              210
        500      Wisconsin Energy Corp.                              6.25               5/15/2067              520
                                                                                                        ----------
                                                                                                             1,232
                                                                                                        ----------
                 Total Utilities                                                                             2,167
                                                                                                        ----------
                 Total Corporate Obligations (cost: $10,713)                                                11,141
                                                                                                        ----------
                 EURODOLLAR AND YANKEE OBLIGATIONS (2.4%)

                 ENERGY (0.2%)
                 -------------
                 OIL & GAS STORAGE & TRANSPORTATION (0.2%)
        400      TransCanada Pipelines Ltd.                          6.35               5/15/2067              418
                                                                                                        ----------
                 FINANCIALS (1.0%)
                 -----------------
                 DIVERSIFIED BANKS (0.5%)
        100      Barclays Bank plc                                   0.69 (c)                   -(e)            69
        100      Barclays Bank plc                                   0.69 (c)                   -(e)            68
         50      Barclays Bank plc (a)                               7.70                       -(e)            53
        100      HSBC Bank plc                                       0.60 (c)                   -(e)            70
        300      HSBC Bank plc                                       0.69 (c)                   -(e)           208
        400      Lloyds Bank plc                                     0.56 (c)                   -(e)           272
                                                                                                        ----------
                                                                                                               740
                                                                                                        ----------
                 LIFE & HEALTH INSURANCE (0.2%)
        370      Great-West Life & Annuity Insurance
                     Capital, LP (a)                                 7.15               5/16/2046              385
                                                                                                        ----------
                 MULTI-LINE INSURANCE (0.1%)
        150      ZFS Finance USA Trust V (a)                         6.50               5/09/2037              162
                                                                                                        ----------
                 PROPERTY & CASUALTY INSURANCE (0.1%)
        200      QBE Capital Funding III Ltd. (a)                    7.25               5/24/2041              218
                                                                                                        ----------
                 REINSURANCE (0.1%)
        100      Swiss Re Capital I, LP (a)                          6.85                       -(e)           105
                                                                                                        ----------
                 Total Financials                                                                            1,610
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)            SECURITY                                             RATE               MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 INDUSTRIALS (0.1%)
                 ------------------
                 INDUSTRIAL CONGLOMERATES (0.1%)
$       150      Hutchison Whampoa International Ltd. (a)            6.00%                      -(e)    $      156
                                                                                                        ----------
                 MATERIALS (0.7%)
                 ----------------
                 COMMODITY CHEMICALS (0.1%)
        200      Braskem Finance Ltd.                                6.45               2/03/2024              216
                                                                                                        ----------
                 DIVERSIFIED METALS & MINING (0.1%)
        100      Vedanta Resources plc (a)                           6.00               1/31/2019              104
                                                                                                        ----------
                 GOLD (0.5%)
        300      Kinross Gold Corp. (a)                              5.95               3/15/2024              313
        300      Newcrest Finance Proprietary Ltd. (a)               4.45              11/15/2021              299
        300      St. Barbara Ltd. (a)                                8.88               4/15/2018              246
                                                                                                        ----------
                                                                                                               858
                                                                                                        ----------
                 Total Materials                                                                             1,178
                                                                                                        ----------
                 UTILITIES (0.4%)
                 ----------------
                 ELECTRIC UTILITIES (0.4%)
        250      Electricite De France S.A. (a)                      5.25                       -(e)           259
        300      Enel S.p.A. (a)                                     8.75               9/24/2073              354
                                                                                                        ----------
                                                                                                               613
                                                                                                        ----------
                 Total Utilities                                                                               613
                                                                                                        ----------
                 Total Eurodollar and Yankee Obligations (cost: $3,728)                                      3,975
                                                                                                        ----------
                 COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

                 FINANCIALS (0.3%)
                 -----------------
        102      Sequoia Mortgage Trust                              1.06 (c)           9/20/2033               89
        304      Structured Asset Mortgage Investments, Inc.         0.66 (c)           7/19/2035              268
         95      Wells Fargo Mortgage Backed Securities Trust        4.92 (c)           4/25/2035               91
                                                                                                        ----------
                 Total Financials                                                                              448
                                                                                                        ----------
                 Total Collateralized Mortgage Obligations (cost: $454)                                        448
                                                                                                        ----------
                 COMMERCIAL MORTGAGE SECURITIES (2.7%)

                 FINANCIALS (2.7%)
                 -----------------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES (2.7%)
         65      Banc of America Commercial Mortgage, Inc.           4.77               7/10/2043               64
        100      Banc of America Commercial Mortgage, Inc.           6.05               7/10/2044              105
        100      Banc of America Commercial Mortgage, Inc.           5.42              10/10/2045              104
         88      Banc of America Commercial Mortgage, Inc. (a)       6.14               9/10/2047               91
        200      Banc of America Commercial Mortgage, Inc.           6.48               2/10/2051              213
         50      Bear Stearns Commercial Mortgage Securities,Inc.    5.65              12/11/2040               49
        100      Bear Stearns Commercial Mortgage Securities,Inc.    4.75               6/11/2041              102
        200      Bear Stearns Commercial Mortgage
                   Securities,Inc.(a)                                5.66               9/11/2041              197
         50      Bear Stearns Commercial Mortgage Securities,Inc.    5.60              10/12/2041               50
        200      CD Commercial Mortgage Trust                        5.69              10/15/2048              195
         50      Citigroup Commercial Mortgage Trust                 5.97               3/15/2049               53
        100      Citigroup Commercial Mortgage Trust                 6.34              12/10/2049              100
         50      Credit Suisse Commercial Mortgage Pass-
                   Through Trust                                     6.00               6/15/2038               51

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)            SECURITY                                             RATE               MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$       350      Credit Suisse Commercial Mortgage Pass-
                    Through Trust                                    0.35%              2/15/2040       $      301
        200      Credit Suisse First Boston Mortgage Securities
                    Corp.                                            0.41               4/15/2037              195
        250      GE Capital Commercial Mortgage Corp.                5.45               3/10/2044              251
        300      GE Capital Commercial Mortgage Corp.                5.49              11/10/2045              304
        250      GE Capital Commercial Mortgage Corp.                5.61              12/10/2049              264
        100      GMAC Commercial Mortgage Securities, Inc.           4.97              12/10/2041              102
        300      GS Mortgage Securities Corp. II                     5.76               4/10/2038              311
         50      GS Mortgage Securities Corp. II                     5.98               8/10/2038               50
        200      GS Mortgage Securities Corp. II                     4.78               7/10/2039              203
        250      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                 6.06               4/15/2045              252
        100      J.P. Morgan Chase Commercial Mortgage
                    Securities Trust                                 5.37               5/15/2047              105
         50      LB-UBS Commercial Mortgage Trust                    5.28               2/15/2041               51
        200      Merrill Lynch Mortgage Trust                        6.01               6/12/2050              209
        150      Morgan Stanley Capital I Trust                      5.38              11/14/2042              148
        100      Morgan Stanley Capital I Trust                      5.68               3/12/2044              101
        200      Wachovia Bank Commercial Mortgage Trust             5.90               5/15/2043              211
        100      Wachovia Bank Commercial Mortgage Trust (a)         4.99               5/15/2044               97
                                                                                                        ----------
                                                                                                             4,529
                                                                                                        ----------
                 Total Financials                                                                            4,529
                                                                                                        ----------
                 Total Commercial Mortgage Securities (cost: $4,431)                                         4,529
                                                                                                        ----------
                 U.S. TREASURY SECURITIES (2.3%)

                 NOTES (2.3%)

        401      1.75%, 5/15/2022                                                                              390
        345      1.63%, 8/15/2022                                                                              332
        230      1.63%, 11/15/2022                                                                             220
        245      2.00%, 2/15/2023                                                                              241
        300      2.75%, 11/15/2023                                                                             311
      1,800      2.75%, 2/15/2024                                                                            1,867
        600      2.50%, 5/15/2024                                                                              609
                                                                                                        ----------
                                                                                                             3,970
                                                                                                        ----------
                 Total U.S. Treasury Securities (cost: $3,927)                                               3,970
                                                                                                        ----------
                 Total Bonds (cost: $23,253)                                                                24,063
                                                                                                        ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
                 MONEY MARKET INSTRUMENTS (4.5%)

                 MONEY MARKET FUNDS (4.5%)
  7,551,841      State Street Institutional Liquid Reserves Fund Premier Class, 0.07% (g)
                    (cost: $7,552)                                                                           7,552
                                                                                                        ----------

                 TOTAL INVESTMENTS (COST: $150,265)                                                     $  166,666
                                                                                                        ==========

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NUMBER                                                                                                      MARKET
OF                                                                                                           VALUE
CONTRACTS        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 PURCHASED OPTIONS (0.2%)
      1,344      Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                          $       27
        333      Put - iShares MSCI Emerging Markets expiring January 17, 2015 at 41                            24
        207      Put - iShares MSCI Emerging Markets expiring September 20, 2014 at 42                           1
        155      Put - S&P 500 Index expiring January 17, 2015 at 1775                                         265
                                                                                                        ----------

                 TOTAL PURCHASED OPTIONS (COST: $775)                                                   $      317
                                                                                                        ==========
                 WRITTEN OPTIONS (0.0%)
       (999)     Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 60                                  (3)
                                                                                                        ----------

                 TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $121)                                        $       (3)
                                                                                                        ==========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                                       (LEVEL 1)        (LEVEL 2)           (LEVEL 3)
                                                     QUOTED PRICES        OTHER            SIGNIFICANT
                                                       IN ACTIVE       SIGNIFICANT        UNOBSERVABLE
                                                        MARKETS         OBSERVABLE           INPUTS
                                                     FOR IDENTICAL        INPUTS
ASSETS                                                  ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                       $   49,590        $     --             $  --      $  49,590
   Preferred Stocks                                            --           2,083                --          2,083
   Exchange-Traded Funds                                   18,791              --                --         18,791
International Equity Securities:
   Common Stocks                                            4,263              --                --          4,263
   Exchange-Traded Funds                                   56,971              --                --         56,971
Precious Metals and Commodity-Related Securities:
   Exchange-Traded Funds                                    3,353              --                --          3,353
Bonds:
  Corporate Obligations                                        --          10,987               154         11,141
  Eurodollar and Yankee Obligations                            --           3,975                --          3,975
  Collateralized Mortgage Obligations                          --             448                --            448
  Commercial Mortgage Securities                               --           4,529                --          4,529
  U.S. Treasury Securities                                  3,970              --                --          3,970
Money Market Instruments:
  Money Market Funds                                        7,552              --                --          7,552
Purchased Options                                             317              --                --            317
------------------------------------------------------------------------------------------------------------------
Total                                                  $  144,807        $ 22,022             $ 154      $ 166,983
------------------------------------------------------------------------------------------------------------------

                                                       (LEVEL 1)        (LEVEL 2)           (LEVEL 3)
                                                     QUOTED PRICES        OTHER            SIGNIFICANT
                                                       IN ACTIVE       SIGNIFICANT        UNOBSERVABLE
                                                        MARKETS         OBSERVABLE           INPUTS
                                                     FOR IDENTICAL        INPUTS
LIABILITIES                                           LIABILITIES                                            TOTAL
------------------------------------------------------------------------------------------------------------------
Written Options                                           $  (3)        $      --        $     --       $      (3)
------------------------------------------------------------------------------------------------------------------
Total                                                     $  (3)        $      --        $     --       $      (3)
------------------------------------------------------------------------------------------------------------------

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                      CORPORATE
                                                                     OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of May 31, 2014                                                  $156
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of investments             (2)
--------------------------------------------------------------------------------
Balance as of August 31, 2014                                               $154
--------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A1, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at August 31, 2014 did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $18,173,000 and $2,230,000, respectively, resulting in net unrealized appreciation of $15,943,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $168,175,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 38.8% of net assets at August 31, 2014.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

================================================================================

17  | USAA Cornerstone Aggressive Fund

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
              dollars.
REIT          Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2014.
(d) Security was fair valued at August 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $154,000, which represented 0.1% of the Fund's net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At August 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(g) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------